Deferred compensation plans - SAR Plan A, Weighted-Average Assumptions (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Deferred compensation plans
Expected volatility	45.26%	45.97%	43.11%
Expected dividends yield	2.39%	1.00%	2.12%
Expected lives (in years)	7 years	7 years	7 years
Risk-free interest rate	0.43%	0.51%	0.45%